Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of the Estimated Transaction Price	In arrangements with multiple performance obligations, the estimated transaction price is allocated to each distinct performance obligation based on relative stand-alone selling price.
	For the years ended
	June 30,
	2025	2024
Membership (1)	$132,950	$233,453
Product Sales (2)	952	6,176
FAST Revenue – related parties (3)	221,894	266,142
Ad Revenue (4)	271,638	1,151
Other Revenue	715	998
Total	$628,149	$507,920

(1)	Membership sales refer to customers purchasing premium content through our SmartGuide for varying fees and recognized on a gross basis over the service period determined.

(2)	Product sales refer to the physical transfer of goods shipped to customers to aid in access to our other offered service lines, recognized as a point of sale, upon shipment of goods.

(3)	We provide end-to-end software solutions for development of FAST (Free Ad-Supported TV) channels to customers such as content creation, production, video studio rental, etc. to aid in the creation of content for their channels and a platform fee for distributing the channel. Revenue is recognized at the point in time the services are performed for the development of FAST channels. We charge a monthly platform fee for distributing the FAST channel on our platform. We recognized related party revenue of $221,894 ($175,394 for FAST channel buildouts and $46,500 for channel streaming) for the year ended June 30, 2025.

(4)	During the period from October 1, 2024, through June 30, 2025, we recognized $271,638 of ad revenue from the buying and selling of advertising space on other content platform providers. Of this amount, $125,000 was recognized as Ad Agency Revenue under the Launch That Experimental Media Plan Agreement, representing revenue from the provision of discovery, development, and test media distribution services for a client campaign. The remaining $146,638 was recognized as Arbitrage Ad Revenue from the buying and selling of advertising space via the FreeCast Ad Platform.

Schedule of Class a Common Stock Effects are Anti-Dilutive

The following table provides the number of Class A common stock equivalents not included in diluted income per share, because the effects are anti-dilutive, for the three months ended December 31, 2025, and 2024, respectively.

	For the Six Months Ended December 31,
	2025	2024
Convertible debt and liabilities	305,837	312,960
Options	926,373	993,270
Warrants	8,056,087	8,056,087
Total	9,288,297	9,362,317

The following table provides the number of Class A common stock equivalents not included in diluted income per share, because the effects are anti-dilutive, for the fiscal years ended June 30, 2025, and 2024, respectively.

	For the Fiscal Year Ended June 30,
	2025	2024
Convertible debt and liabilities	503,549	263,016
Options	953,892	932,592
Warrants	8,056,087	8,156,087
Total	9,513,528	9,351,695